Contingencies and commitments - Summary of subsidiaries and joint operations contingent liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Contingent liabilities, Indemnities and other performance guarantees	$ 441	$ 146
Contingent liabilities incurred in relation to interests in joint ventures and associates	$ 0